Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Fair value	$ 1,543,000	$ (1,516,000)
Notional amount	229,925,000	195,657,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	164,000	159,000
Notional amount of derivative asset	82,873,000	101,733,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(51,000)	(38,000)
Notional amount of derivative liability	21,168,000	16,751,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	2,087,000	3,000
Notional amount of derivative asset	51,830,000	4,900,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(657,000)	(1,640,000)
Notional amount of derivative liability	$ 74,054,000	$ 72,273,000